OTHER SHORT-TERM BORROWINGS	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
OTHER SHORT-TERM BORROWINGS
14.	OTHER SHORT-TERM BORROWINGS

The Company also utilized other short-term borrowings comprised of Federal Reserve Bank of Cleveland (FRB) discount window borrowings. FRBC discount window borrowings mature within 90 days and may be repaid prior to maturity without penalty, in whole or in part, plus accrued interest. The following table presents information regarding the FRBC borrowings as of June 30, 2021 and June 30, 2020:

FRB Discount Window Borrowings:

	June 30, 2021	June 30, 2020

	(Dollars in Thousands)
Ending balance	$—	$7,000
Average balance	456	2,592
Maximum month-end balance	5,875	24,800
Average interest rate	0.25%	0.25%
Weighted-average rate at period end	-%	0.25%

At June 30, 2021 the Company had an estimated borrowing capacity with the FRB of approximately $38.7 million based on securities pledged.